Subsequent Events - Additional Information (Detail) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		6,492,540	9,875,293
Subsequent Event [Member] | 2021 Equity Incentive Plan
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period	4 years
Subsequent Event [Member] | 2021 Equity Incentive Plan | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period	1,687,669
Subsequent Event [Member] | 2021 Equity Incentive Plan | Common stock options outstanding
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	900,170